Employee benefits - Sensitivity Analysis of Actuarial Assumptions (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Actuarial assumption of discount rates
Employee benefits [Line Items]
Increase in actuarial assumption	$ (2,685)	$ (2,352)	$ (2,575)
Decrease in actuarial assumption	3,022	2,647	2,898
Actuarial assumption of employee turnover rate
Employee benefits [Line Items]
Increase in actuarial assumption	(352)	(309)	(338)
Decrease in actuarial assumption	$ 394	$ 345	$ 378